Net Loss per Common Share - Summary of Basic and Diluted Net Loss per Common Share (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss and comprehensive loss	$ (18,255,896)	$ (11,573,273)	$ (12,126,152)	$ (9,050,773)	$ (6,620,102)	$ (7,210,591)	$ (7,294,245)	$ (5,999,699)	$ (51,006,094)	$ (27,124,637)	$ (46,515,956)
Denominator:
Weighted-average number of common shares used in net loss per common share, basic and diluted									13,870,949	8,428,366	5,795,040
Net loss per common share, basic and diluted	$ (3.68)	$ (1.37)	$ (0.67)	$ (0.50)	$ (3.22)	$ (0.86)	$ (0.41)	$ (0.33)	$ (3.68)	$ (3.22)	$ (8.03)